Minimum Total Risk-Based, Tier I Risk-Based, and Tier I Leverage Ratios (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Citizens Holding Company
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital (to Risk-Weighted Assets), Actual Amount	$ 94,131,074	$ 90,881,652
Total Capital (to Risk Weighted Assets), Actual Ratio	17.84%	17.49%
Total Capital (to Risk-Weighted Assets), For Capital Adequacy Purposes, Amount	42,219,926	41,581,280
Total Capital (to Risk-Weighted Assets), For Capital Adequacy Purposes, Ratio	8.00%	8.00%
Tier I Capital (to Risk-Weighted Assets), Actual Amount	87,588,748	84,365,066
Tier I Capital (to Risk-Weighted Assets), Actual Ratio	16.60%	16.23%
Tier I Capital (to Risk-Weighted Assets), For Capital Adequacy Purposes, Amount	21,109,963	20,790,640
Tier I Capital (to Risk-Weighted Assets), For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Tier I Capital (to Average Assets), Actual Amount	87,588,748	84,365,066
Tier I Capital (to Average Assets), Actual Ratio	9.60%	9.63%
Tier I Capital (to Average Assets), For Capital Adequacy Purposes, Amount	36,487,785	35,026,360
Tier I Capital (to Average Assets), For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Citizens Bank
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital (to Risk-Weighted Assets), Actual Amount	92,071,276	88,800,245
Total Capital (to Risk Weighted Assets), Actual Ratio	17.46%	17.09%
Total Capital (to Risk-Weighted Assets), For Capital Adequacy Purposes, Amount	42,190,221	41,559,111
Total Capital (to Risk-Weighted Assets), For Capital Adequacy Purposes, Ratio	8.00%	8.00%
Total Capital (to Risk-Weighted Assets), To Be Well Capitalized under Prompt Corrective Action Provisions, Amount	52,737,777	51,948,889
Total Capital (to Risk-Weighted Assets), To Be Well Capitalized under Prompt Corrective Action Provisions, Ratio	10.00%	10.00%
Tier I Capital (to Risk-Weighted Assets), Actual Amount	85,528,950	82,287,080
Tier I Capital (to Risk-Weighted Assets), Actual Ratio	16.22%	15.84%
Tier I Capital (to Risk-Weighted Assets), For Capital Adequacy Purposes, Amount	21,095,111	20,779,556
Tier I Capital (to Risk-Weighted Assets), For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Tier I Capital (to Risk-Weighted Assets), To Be Well Capitalized under Prompt Corrective Action Provisions, Amount	31,642,666	31,169,333
Tier I Capital (to Risk-Weighted Assets), To Be Well Capitalized under Prompt Corrective Action Provisions, Ratio	6.00%	6.00%
Tier I Capital (to Average Assets), Actual Amount	85,528,950	82,287,080
Tier I Capital (to Average Assets), Actual Ratio	9.71%	9.40%
Tier I Capital (to Average Assets), For Capital Adequacy Purposes, Amount	35,247,045	35,013,482
Tier I Capital (to Average Assets), For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Tier I Capital (to Average Assets), To Be Well Capitalized under Prompt Corrective Action Provisions, Amount	$ 44,058,806	$ 43,766,853
Tier I Capital (to Average Assets), To Be Well Capitalized under Prompt Corrective Action Provisions, Ratio	5.00%	5.00%